Organization - Liquidity (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization
Accumulated deficit	$ 291,177	$ 252,389		$ 196,261
Cash and cash equivalents	$ 10,170	$ 36,096	$ 43,281	$ 43,059	$ 12,316	$ 12,221